SHORT-TERM BORROWINGS (Details Narrative) - Gravitics Inc [Member] - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ShortTermBorrowingsLineItems [Line Items]
Principal amount		$ 373,000		$ 373,000	$ 340,000		$ 300,000
Cash advance								$ 300,000
Interest rate	4.15%
Retroactive interest rate		2.00%		2.00%
Related Party [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan		$ 44,970		$ 44,970		$ 100,000
Payment for loan			$ 25,000	25,000
Related Party [Member] | Second Non Interest Loan [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan		15,000		15,000
Related Party [Member] | Chief Executive Officer [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan		25,000		25,000
Non-interest-bearing loans						$ 125,000
Related Party [Member] | Chief Executive Officer [Member] | First Non Interest Loan [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan		4,970		4,970
Related Party [Member] | Chief Marketing Officer [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan		19,970		19,970
Chief Executive Officer [Member]
ShortTermBorrowingsLineItems [Line Items]
Short-term business loan		25,000
Outstanding balance		27,857		27,857
Principal amount		25,000		$ 25,000
Accrued interest and penalties		$ 2,857
Retroactive interest rate		4.00%		4.00%
Chief Marketing Officer [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan		$ 19,970		$ 19,970